Exhibit 99.1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Bank of Montreal

BMO Commercial Mortgage Securities LLC

BMO Capital Markets Corp.

c/o BMO Capital Markets Corp.

151 West 42nd Street

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a portfolio of commercial mortgage loans in connection with the proposed offering of certain classes of BMO 2024-5C3 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2024-5C3. Bank of Montreal, acting through its Chicago branch (hereinafter, “Bank of Montreal”), BMO Commercial Mortgage Securities LLC and BMO Capital Markets Corp. (collectively, the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Société Générale Financial Corporation, SG Americas Securities, LLC, Deutsche Bank Securities Inc., Deutsche Bank AG, New York Branch, German American Capital Corporation, Goldman Sachs & Co. LLC, Goldman Sachs Bank USA, Goldman Sachs Mortgage Company, Citi Real Estate Funding Inc., Citigroup Global Markets Inc., Starwood Mortgage Capital LLC, LMF Commercial, LLC, UBS Securities LLC, UBS AG, Greystone Commercial Mortgage Capital LLC, Zions Bancorporation, N.A., Bancroft Capital, LLC, Academy Securities, Inc. and Drexel Hamilton, LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Member of Deloitte Touche Tohmatsu Limited

2

Procedures and Findings

On January 18, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 5 mortgage loans contributed by Bank of Montreal (“BMO”) that are secured by 7 mortgaged properties (the “BMO Loans”), (ii) 3 mortgage loans contributed by Societe Generale Financial Corporation (“SGFC”) that are secured by 3 mortgaged properties (the “SGFC Loans”), (iii) 2 mortgage loans contributed by Deutsche Bank AG, New York Branch (“GACC”) that are secured by 3 mortgaged properties (the “GACC Loans”), (iv) 7 mortgage loans contributed by Citi Real Estate Funding Inc. (“Citi”) that are secured by 20 mortgaged properties (the “Citi Loans”), (v) 3 mortgage loans contributed by UBS AG (“UBS”) that are secured by 5 mortgaged properties (the “UBS Loans”), (vi) 5 mortgage loans contributed by Starwood Mortgage Capital LLC (“Starwood”) that are secured by 5 mortgaged properties (the “Starwood Loans”), (vii) 3 mortgage loans contributed by LMF Commercial, LLC (“LMF”) that are secured by 3 mortgaged properties (the “LMF Loans”), (viii) 2 mortgage loans contributed by Greystone Commercial Mortgage Capital LLC (“Greystone”) that are secured by 2 mortgaged properties (the “Greystone Loans”), (ix) 2 mortgage loans contributed by Zions Bancorporation, N.A. (“Zions”) that are secured by 2 mortgaged properties (the “Zions Loans”), (x) 1 mortgage loan contributed by GACC, BMO and Goldman Sachs Mortgage Company (“GSMC”) that is secured by 1 mortgaged property (the “GACC, BMO and GSMC Loan”), (xi) 1 mortgage loan contributed by SGFC and GACC that is secured by 1 mortgaged properties (the “SGFC and GACC Loan”), (xii) 1 mortgage loan contributed by Starwood and GSMC that is secured by 1 mortgaged property (the “Starwood and GSMC Loan”), (xiii) 1 mortgage loan contributed by GSMC and GACC that is secured by 1 mortgaged property (the “GSMC and GACC Loan”) and (xiv) 1 mortgage loan contributed by BMO, GACC and Citi secured by 1 mortgage property (the “BMO, GACC and Citi Loan”). Together, BMO, SGFC, GACC, GSMC, Citi, UBS, Starwood, LMF, Greystone and Zions are referred to herein as the “Mortgage Loan Sellers” and the BMO Loans, SGFC Loans, GACC Loans, Citi Loans, UBS Loans, Starwood Loans, LMF Loans, Greystone Loans, Zions Loans, GACC, BMO and GSMC Loan, SGFC and GACC Loan, Starwood and GSMC Loan, GSMC and GACC Loan and BMO, GACC and Citi Loan are referred to herein as the “Mortgage Loans.”

From December 15, 2023 through January 18, 2024, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification Purposes Only - Not Applicable,” “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. At the instruction of the applicable Mortgage Loan Seller, we did not perform any procedures with respect to the Characteristics for the related Mortgage Loans indicated on the attached Appendix B (the “Unverifiable Characteristics”).  Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Mortgage Loans that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix C. Additionally, for purposes of our recalculations which include such Characteristics indicated in Appendix C,  we were instructed by the related Mortgage Loan Seller to use the provided information set forth on the Data File for such recalculations.

******

3

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans, (iii) the existence or ownership of the Mortgage Loans or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 18, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreements, subordinate promissory notes or b-notes (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreements or subordinate unsecured promissory notes (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreements or mezzanine promissory notes (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreements, draft cash management agreements, lockbox agreements, deposit account control agreements, and/or the restricted account agreements (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Property management agreements and hotel franchise agreements (collectively, the “Management Agreement”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, historical rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Master lease agreements (the “Master Lease Agreement”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The flood zone determination reports (the “Flood Zone Determination Reports”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (collectively, the “Insurance Certificate”);

Servicer reports and records and provided electronic files (collectively, the “Servicer Records”);

EDGAR ABS XML technical specification (Version 2.0) document dated September 20, 2021 (the “EDGAR ABS XML Technical Specification Document”);

Bloomberg screenprints or Trepp reports related to prior securitizations (collectively, “Prior Securitization Support”); and

Promissory note splitters, draft promissory note splitters or note splitter schedule Excel workbook (collectively, the “Promissory Note Splitter”);

*****

	Characteristic	Source Document
1	Loan	None - Mortgage Loan Seller Provided
2	% of deal	Refer to calculation procedures
3	% of Loan Balance	Refer to calculation procedures
4	Loan/Prop.	None - Mortgage Loan Seller Provided
5	No. of Props	Appraisal Report
6	Seller	None - Mortgage Loan Seller Provided
7	Originator	Loan Agreement
8	AL_Originator	Loan Agreement
9	Property Name	Identification Purposes Only - Not Applicable
10	Property Address	Appraisal Report
11	City	Appraisal Report
12	State	Appraisal Report
13	Zip Code	Appraisal Report
14	County	Appraisal Report
15	Property Type	Appraisal Report
16	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
17	Property Subtype	Appraisal Report
18	Total SF/Units	Rent Roll
19	Unit of Measure	Rent Roll
20	Net Rentable Square Feet Number	Rent Roll
21	Net Rentable Square Feet Securitization Number	Rent Roll
22	Units Beds Rooms Number	Rent Roll
23	Units Beds Rooms Securitization Number	Rent Roll
24	Year Built	Appraisal Report
25	Year Renovated	Appraisal Report
26	Environmental Report Type	Phase I Report
27	Environmental Report Date	Phase I Report
28	Phase II Recommended	Phase I Report
29	Phase II Performed	Phase II Report
30	Phase II Report Date	Phase II Report
31	Engineering Report Date	Engineering Report
32	Seismic Report Date	Seismic Report
33	Seismic Zone	Seismic Report
34	PML (%)	Seismic Report
35	Flood Zone	Flood Zone Determination Reports
36	Environmental Insurance	Insurance Certificate

	Characteristic	Source Document
37	Earthquake Insurance	Insurance Certificate
38	Blanket Insurance Policy (Y/N)	Insurance Certificate
39	Loan Purpose	Closing Statement/ASR
40	Appraised Value	Appraisal Report
41	Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal Report
42	Appraised CapRate (%)	Appraisal Report
43	Appraisal Date	Appraisal Report
44	As-is Appraised Value	Appraisal Report
45	As-is Date of Valuation	Appraisal Report
46	Appraiser Designation	Appraisal Report
47	Appraisal FIRREA (Y/N)	Appraisal Report
48	Pari Passu Split (Y/N)	Loan Agreement/Promissory Note Splitter
49	Pari Passu Note Control (Y/N)	None - Mortgage Loan Seller Provided
50	Original Balance Pari Passu (Non-Trust)	Loan Agreement/Promissory Note Splitter
51	Cut-off Date Balance Pari Passu (Trust)	Refer to calculation procedures
52	Cut-off Date Balance Pari Passu (Non-Trust)	Refer to calculation procedures
53	Aggregate Original Balance Pari Passu (Trust+Non-Trust)	Loan Agreement/Promissory Note Splitter
54	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	Refer to calculation procedures
55	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	Refer to calculation procedures
56	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Refer to calculation procedures
57	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Loan Agreement
58	Aggregate Pari Passu Annual Debt Service	Refer to calculation procedures
59	Addit Debt Permitted (Y/N)	Loan Agreement
60	Type of Addit Debt Permitted	Loan Agreement
61	Addit Debt Exist (Y/N)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
62	Additional Debt Type(s)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
63	Subordinate Companion Loan Original Balance ($)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter

	Characteristic	Source Document
64	Subordinate Companion Loan Cut-off Date Balance ($)	Refer to calculation procedures
65	Subordinate Debt Balloon Balance	Refer to calculation procedures
66	Subordinate Companion Loan Interest Rate	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
67	Subordinate Debt Loan Annual Payment	Refer to calculation procedures
68	Whole Loan Original Balance ($)	Refer to calculation procedures
69	Whole Loan Cut-off Date Balance ($)	Refer to calculation procedures
70	Whole Loan Maturity Date Balance ($)	Refer to calculation procedures
71	Whole Loan Interest Rate	Refer to calculation procedures
72	Whole Loan Monthly Debt Service ($)	Refer to calculation procedures
73	Whole Loan Cut-off Date LTV Ratio (%)	Refer to calculation procedures
74	Whole Loan Underwritten NCF DSCR (x)	Refer to calculation procedures
75	Whole Loan Underwritten NOI Debt Yield (%)	Refer to calculation procedures
76	Mezzanine Debt Original Balance($)	Mezzanine Loan Document
77	Mezzanine Debt Cut-off Date Balance($)	Refer to calculation procedures
78	Mezzanine Debt Balloon Balance	Refer to calculation procedures
79	Mezzanine Debt Interest Rate (%)	Mezzanine Loan Document
80	Mezzanine Monthly Debt Service	Mezzanine Loan Document
81	Total Original Debt Balance (Pari + B-note + Mezz)	Refer to calculation procedures
82	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Refer to calculation procedures
83	Total Debt Maturity Balance (Pari + B-note + Mezz)	Refer to calculation procedures
84	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Refer to calculation procedures
85	Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service	Refer to calculation procedures
86	Total Debt Cut-off Date LTV Ratio (%)	Refer to calculation procedures
87	Total Debt Underwritten NCF DSCR (x)	Refer to calculation procedures
88	Total Debt Underwritten NOI Debt Yield (%)	Refer to calculation procedures
89	Original Balance	Loan Agreement
90	Original Loan/Unit	Refer to calculation procedures
91	Cutoff Balance	Refer to calculation procedures
92	Cutoff Balance/Unit	Refer to calculation procedures
93	Maturity Balance	Refer to calculation procedures
94	Maturity Balance per Unit	Refer to calculation procedures
95	Interest Rate (%)	Loan Agreement

	Characteristic	Source Document
96	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
97	Amortization Type	Loan Agreement
98	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
99	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
100	Accrual Type	Loan Agreement
101	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
102	Annual Debt Service (P&I)	Refer to calculation procedures
103	Annual Debt Service (IO)	Refer to calculation procedures
104	Monthly Debt Service (P&I)	Loan Agreement
105	Monthly Debt Service (IO)	Refer to calculation procedures
106	I/O Period	Refer to calculation procedures
107	Rem. I/O Period	Refer to calculation procedures
108	Term	Refer to calculation procedures
109	Rem. Term	Refer to calculation procedures
110	Amort. Term	Refer to calculation procedures
111	Rem. Amort.	Refer to calculation procedures
112	Seasoning	Refer to calculation procedures
113	CutOff Date	None - Mortgage Loan Seller Provided
114	Payment Date	Loan Agreement
115	Grace Period (Late Payment)	Loan Agreement
116	Grace Period (Default)	Loan Agreement
117	Note Date	Loan Agreement
118	First Payment Date	Loan Agreement
119	First P&I Payment Date	Loan Agreement
120	ARD (Y/N)	Loan Agreement
121	Maturity/ARD Date	Loan Agreement
122	Final Mat Date	Loan Agreement
123	ARD Step Up (%)	Loan Agreement
124	Post-ARD Hyper Am? (Yes/No)	Loan Agreement
125	Partial IO Last IO Payment	Loan Agreement
126	Call Protection Description	Loan Agreement
127	Lockout End Date	Loan Agreement
128	Defeasance Allowed	Loan Agreement
129	Defeasance Summary	Loan Agreement
130	Prepayment / Defeasance Begin Date	Loan Agreement

	Characteristic	Source Document
131	Prepayment / Defeasance End Date	Loan Agreement
132	Yield Maint. Allowed	Loan Agreement
133	Yield Maint. Provision	Loan Agreement
134	Yield Maintenance Index	Loan Agreement
135	Yield Maintenance Discount	Loan Agreement
136	Yield Maintenance Margin	Loan Agreement
137	Yield Maintenance Calculation Method	Loan Agreement
138	Original Lockout	Loan Agreement
139	Prepayment Lockout/Defeasance End Date (AL)	Loan Agreement
140	Lockout Remaining	Loan Agreement
141	Defeasance Option Start Date	Loan Agreement
142	Remaining Defeasance Payments	Loan Agreement
143	Prepayment Premiums End Date	Loan Agreement
144	Yield Maint. End Date	Loan Agreement
145	Remaining Yield Maintenance Payments	Loan Agreement
146	Defeased Status Code	None - Mortgage Loan Seller Provided
147	Open Payments	Loan Agreement
148	Original String	Loan Agreement
149	Open Period Begin Date	Loan Agreement
150	Partial Release Permitted (Y/N)	Loan Agreement
151	Partial Release Provisions	Loan Agreement
152	Current Occupancy	Rent Roll
153	Current Occupancy Date	Rent Roll
154	Most Recent Occupancy	Rent Roll[1]
155	Most Recent Occupancy Date	Rent Roll[1]
156	Second Most Recent Occupancy	Rent Roll[1]
157	Second Most Recent Occupancy Date	Rent Roll[1]
158	Third Most Recent Occupancy	Rent Roll[1]
159	Third Most Recent Occupancy Date	Rent Roll[1]
160	Fourth Most Recent Revenues	Underwritten Financial Summary Report
161	Fourth Most Recent Total Expenses	Underwritten Financial Summary Report
162	Fourth Most Recent NOI	Underwritten Financial Summary Report
163	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
164	Fourth Most Recent Description	Underwritten Financial Summary Report
165	Third Most Recent Revenues	Underwritten Financial Summary Report
166	Third Most Recent Total Expenses	Underwritten Financial Summary Report
167	Third Most Recent NOI	Underwritten Financial Summary Report
168	Third Most Recent NOI Date	Underwritten Financial Summary Report
169	Third Most Recent Description	Underwritten Financial Summary Report

	Characteristic	Source Document
170	Second Most Recent Revenues	Underwritten Financial Summary Report
171	Second Most Recent Total Expenses	Underwritten Financial Summary Report
172	Second Most Recent NOI	Underwritten Financial Summary Report
173	Second Most Recent NOI Date	Underwritten Financial Summary Report
174	Second Most Recent Description	Underwritten Financial Summary Report
175	Most Recent Revenues	Underwritten Financial Summary Report
176	Most Recent Expenses	Underwritten Financial Summary Report
177	Most Recent NOI	Underwritten Financial Summary Report
178	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
179	Most Recent NOI Date	Underwritten Financial Summary Report
180	Most Recent NOI Description	Underwritten Financial Summary Report
181	Most Recent Financials Start Date	Underwritten Financial Summary Report
182	UW Revenues	Underwritten Financial Summary Report
183	UW Total Expenses	Underwritten Financial Summary Report
184	UW NOI	Underwritten Financial Summary Report
185	Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
186	Underwritten TI / LC ($)	Underwritten Financial Summary Report
187	UW NCF	Underwritten Financial Summary Report
188	U/W Economic Occupancy	Underwritten Financial Summary Report
189	Cutoff LTV (%)	Refer to calculation procedures
190	Maturity LTV (%)	Refer to calculation procedures
191	UW NOI DSCR	Refer to calculation procedures
192	UW NCF DSCR	Refer to calculation procedures
193	Underwritten NOI Debt Yield	Refer to calculation procedures
194	Underwritten NCF Debt Yield	Refer to calculation procedures
195	Total Debt NOI DSCR	Refer to calculation procedures
196	Total Debt NCF DY	Refer to calculation procedures
197	Total Debt MAT_LTV	Refer to calculation procedures
198	Total Debt Per Unit	Refer to calculation procedures
199	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
200	Single Tenant	Rent Roll
201	Largest Tenant	Rent Roll
202	AL_Largest Tenant	Rent Roll
203	Unit Size	Rent Roll
204	Largest Tenant % of NRA	Refer to calculation procedures
205	Lease Expiration	Rent Roll
206	2nd Largest Tenant	Rent Roll
207	AL_Second Largest Tenant	Rent Roll

	Characteristic	Source Document
208	2nd Largest Tenant Unit Size	Rent Roll
209	2nd Largest Tenant % of NRA	Refer to calculation procedures
210	2nd Largest Tenant Lease Expiration	Rent Roll
211	3rd Largest Tenant	Rent Roll
212	AL_Third Largest Tenant	Rent Roll
213	3rd Largest Tenant Unit Size	Rent Roll
214	3rd Largest Tenant % of NRA	Refer to calculation procedures
215	3rd Largest Tenant Lease Expiration	Rent Roll
216	4th Largest Tenant	Rent Roll
217	4th Largest Tenant Unit Size	Rent Roll
218	4th Largest Tenant % of NRA	Refer to calculation procedures
219	4th Largest Tenant Lease Expiration	Rent Roll
220	5th Largest Tenant	Rent Roll
221	5th Largest Tenant Unit Size	Rent Roll
222	5th Largest Tenant % of NRA	Refer to calculation procedures
223	5th Largest Tenant Lease Expiration	Rent Roll
224	Master Lease (Y/N)	Loan Agreement/Master Lease Agreement
225	Master Lease Details	Loan Agreement/Master Lease Agreement
226	Title Type	Title Policy
227	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
228	Ground Lease Expiration	Ground Lease
229	Ground Lease Extension Options	Ground Lease
230	Ground Lease Fully Extended Expiration	Ground Lease
231	Annual Ground Lease Payment	Ground Lease
232	Annual Ground Rent Increases (Y/N)	Ground Lease
233	Due on Sale	Loan Agreement
234	Due on Encumbrance	Loan Agreement
235	Crossed Loan	Loan Agreement
236	Related Borrower	Loan Agreement
237	Borrower Name	Loan Agreement
238	Single Purpose Entity (Yes/No)	Loan Agreement
239	Recycled SPE (Yes/No)	Loan Agreement
240	SPE State	Loan Agreement
241	Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
242	Number of Independent Directors	Loan Agreement
243	TIC Borrower? (Yes/No)	Loan Agreement
244	Delaware LLC or LP? (Yes/No)	Loan Agreement
245	Delaware Statutory Trust? (Yes/No)	Loan Agreement

	Characteristic	Source Document
246	Tenant-in-Common	Loan Agreement
247	Property Located Within a Qualified Opportunity Zone (Y/N)	Appraisal Report
248	Sponsor	Loan Agreement/ASR
249	Carve-out Guarantor	Guaranty/Loan Agreement
250	Warm Body Guarantor (Yes/No)	Guaranty/Loan Agreement
251	Property Manager	Management Agreement
252	Hotel Franchise Flag	Management Agreement
253	Franchise Agreement Expiration	Management Agreement
254	Lockbox (Y/N)	Cash Management Agreement/Loan Agreement
255	Lockbox In-place	Cash Management Agreement/Loan Agreement
256	Lockbox Type	Cash Management Agreement/Loan Agreement
257	Cash Management	Cash Management Agreement/Loan Agreement
258	Lockbox Trigger	Cash Management Agreement/Loan Agreement
259	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement/Loan Agreement
260	Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement/Loan Agreement
261	Subservicer In Place (Y/N)	Servicer Records
262	Subservicer Name	Servicer Records
263	Subservicer Fee	Servicer Records
264	Cash/Pmt Collection Function	Servicer Records
265	Upfront CapEx Reserve	Closing Statement/Loan Agreement
266	Monthly Capex Reserve	Closing Statement/Loan Agreement
267	Capex Escrow Cash or LOC	Loan Agreement
268	CapEx Reserve Cap	Loan Agreement
269	Interest on CapEx Reserve Goes to:	Loan Agreement
270	Upfront Eng. Reserve	Closing Statement/Loan Agreement
271	Interest on Eng. Escrow Goes to:	Loan Agreement
272	Upfront Envir. Reserve	Closing Statement/Loan Agreement
273	Monthly Envir. Reserve	Closing Statement/Loan Agreement
274	Envir. Escrow Cash or LOC	Loan Agreement
275	Envir. Reserve Cap	Loan Agreement
276	Interest on Envir. Reserve Goes to:	Loan Agreement

	Characteristic	Source Document
277	Upfront TI/LC Reserve	Closing Statement/Loan Agreement
278	Monthly TI/LC Reserve	Closing Statement/Loan Agreement
279	TI/LC Reserve Cash or LOC	Loan Agreement
280	TI/LC Reserve Cap	Loan Agreement
281	Interest on TI/LC Reserve Goes to:	Loan Agreement
282	Upfront RE Tax Reserve	Closing Statement/Loan Agreement
283	Monthly RE Tax Reserve	Closing Statement/Loan Agreement
284	RE Tax Escrow Cash or LOC	Loan Agreement
285	RE Tax Reserve Cap	Loan Agreement
286	Interest on Tax Reserve Goes to:	Loan Agreement
287	Upfront Ins. Reserve	Closing Statement/Loan Agreement
288	Monthly Ins. Reserve	Closing Statement/Loan Agreement
289	Insurance Escrow Cash or LOC	Loan Agreement
290	Insur. Reserve Cap	Loan Agreement
291	Interest on Insurance Reserve Goes to:	Loan Agreement
292	Upfront Debt Service Reserve	Closing Statement/Loan Agreement
293	Monthly Debt Service Reserve	Closing Statement/Loan Agreement
294	Debt Service Reserve Cash or LOC	Loan Agreement
295	Debt Service Reserve Cap	Loan Agreement
296	Interest on Debt Service Reserve Goes to:	Loan Agreement
297	Upfront Other Reserve	Closing Statement/Loan Agreement
298	Monthly Other Reserve	Closing Statement/Loan Agreement
299	Other Reserve Description	Loan Agreement
300	Other Reserve Cash or LOC	Loan Agreement
301	Other Reserve Cap	Loan Agreement
302	Interest on Other Reserve Goes to:	Loan Agreement
303	Holdback	Loan Agreement
304	Holdback Amt	Loan Agreement
305	Holdback Desc.	Loan Agreement
306	Letter of Credit	Loan Agreement
307	Description of LOC	Loan Agreement
308	Counterparty of LOCs	Loan Agreement
309	Third Most Recent Hotel Occupancy	Underwritten Financial Summary Report
310	Third Most Recent Hotel ADR	Underwritten Financial Summary Report
311	Third Most Recent Hotel RevPAR	Underwritten Financial Summary Report
312	Second Most Recent Hotel Occupancy	Underwritten Financial Summary Report
313	Second Most Recent Hotel ADR	Underwritten Financial Summary Report
314	Second Most Recent Hotel RevPAR	Underwritten Financial Summary Report
315	Most Recent Occupancy % (Hotel Only)	Underwritten Financial Summary Report

	Characteristic	Source Document
316	Most Recent ADR	Underwritten Financial Summary Report
317	Most Recent RevPAR	Underwritten Financial Summary Report
318	UW Occupancy %	Underwritten Financial Summary Report
319	UW ADR	Underwritten Financial Summary Report
320	UW RevPAR	Underwritten Financial Summary Report
321	Mortgage Assumable?	Loan Agreement
322	Assumption Fee	Loan Agreement
323	Condominium Present?	Loan Agreement
324	Previous Securitization	Prior Securitization Support
325	Master Servicing Fee Rate	Servicer Records
326	Primary Servicing Fee Rate	Servicer Records
327	Certificate Administrator Fee	Servicer Records
328	Trustee & Paying Agent Fee	Servicer Records
329	Operating Advisor Fee	Servicer Records
330	ARR Fee	Servicer Records
331	CREFC Fee	Servicer Records
332	Servicer Fee	Servicer Records
333	Admin. Fee	Refer to calculation procedures
334	Net Mortgage Interest Rate	Refer to calculation procedures
335	Sources: Loan Amount ($)[1]	Closing Statement
336	Sources: Principal's New Cash Contribution ($)[1]	Closing Statement
337	Sources: Subordinate Debt ($)[1]	Closing Statement
338	Sources: Other Sources ($)[1]	Closing Statement
339	Sources: Total Sources ($)[1]	Closing Statement
340	Uses: Loan Payoff ($)[1]	Closing Statement
341	Uses: Purchase Price ($)[1]	Closing Statement
342	Uses: Closing Costs ($)[1]	Closing Statement
343	Uses: Reserves ($)[1]	Closing Statement
344	Uses: Principal Equity Distribution ($)[1]	Closing Statement
345	Uses: Other Uses ($)[1]	Closing Statement
346	Uses: Total Uses ($)[1]	Closing Statement
347	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
348	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
349	Repurchase Amount	None - Mortgage Loan Seller Provided
350	Demand Resolution Date	None - Mortgage Loan Seller Provided
351	Repurchaser Name	None - Mortgage Loan Seller Provided
352	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
353	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
354	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
355	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
356	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
357	Workout Strategy Code	None - Mortgage Loan Seller Provided
358	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
359	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
360	Next Interest Rate Percentage	Not applicable
361	Next Interest Rate Change Adjustment Date	Not applicable
362	Next Payment Adjustment Date	Not applicable
363	Arm Index Rate Percentage	Not applicable
364	Asset Type Number	None - Mortgage Loan Seller Provided
365	Group ID	None - Mortgage Loan Seller Provided
366	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
367	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
368	Asset Added Indicator	None - Mortgage Loan Seller Provided
369	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
370	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
371	Property Status Code	None - Mortgage Loan Seller Provided
372	Underwriting Indicator	None - Mortgage Loan Seller Provided
373	Modified Indicator	None - Mortgage Loan Seller Provided
374	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
375	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
376	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
377	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
378	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
379	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
380	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
381	Payment Status Loan Code	None - Mortgage Loan Seller Provided
382	Primary Servicer Name	None - Mortgage Loan Seller Provided
383	Last Modification Date	None - Mortgage Loan Seller Provided
384	Modification Code	None - Mortgage Loan Seller Provided
385	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
386	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
387	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
388	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided
389	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
390	Most Recent Valuation Date	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
391	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
392	Valuation Source Securitization Code	None - Mortgage Loan Seller Provided
393	Interest Only Indicator	Loan Agreement
394	Balloon Indicator	Loan Agreement
395	Prepayment Premium Indicator	Loan Agreement
396	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
397	Arm Index Code	Not applicable
398	First Rate Adjustment Date	Not applicable
399	First Payment Adjustment Date	Not applicable
400	ARM Margin Number	Not applicable
401	Lifetime Rate Cap Percentage	Not applicable
402	Lifetime Rate Floor Percentage	Not applicable
403	Periodic Rate Increase Limit Percentage	Not applicable
404	Periodic Rate Decrease Limit Percentage	Not applicable
405	Periodic Payment Adjustment Maximum Amount	Not applicable
406	Periodic Payment Adjustment Maximum Percent	Not applicable
407	Rate Reset Frequency Code	Not applicable
408	Payment Reset Frequency Code	Not applicable
409	Index Lookback Days Number	Not applicable
410	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
411	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
412	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
413	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
414	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
415	Hyper Amortizing Date	Not applicable
416	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
417	Reporting Period End Date	None - Mortgage Loan Seller Provided
418	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
419	Scheduled Interest Amount	Refer to calculation procedures
420	Scheduled Principal Amount	Refer to calculation procedures
421	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
422	Most Recent Debt Service Amount	Refer to calculation procedures
423	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
424	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures

	Characteristic	Source Document
425	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
426	Report Period Interest Rate Percentage	Not applicable
427	Report Period End Actual Balance Amount	Refer to calculation procedures
428	Report Period End Scheduled Loan Balance Amount	Refer to calculation procedures
429	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
430	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided

1 We were instructed by representatives of the Company to perform the comparison for such Characteristic only for the “Top 15 Mortgage Loans” (based on Cutoff Balance) identified on the Data File.

Calculation Procedures

With respect to Characteristic 2, we recomputed the % of deal by dividing the (i) Cutoff Balance by (ii) sum of each of the Mortgage Loans’ Cutoff Balance.

With respect to Characteristic 3, for those Mortgage Loans indicated on the Data File as (i) secured by more than one property, we recomputed the % of Loan Balance by dividing the (a) Cutoff Balance of each mortgaged property of the related Mortgage Loan by (b) Cutoff Balance of the related Mortgage Loan or (ii) secured by one property, the % of Loan Balance was set equal to 100%.

With respect to Characteristic 51, we set the Cut-off Date Balance Pari Passu (Trust) equal to the Cutoff Balance. This procedure was performed only for those Mortgage Loans that are pari passu.

With respect to Characteristic 52, we recomputed the Cut-off Date Balance Pari Passu (Non-Trust) using the Original Balance Pari Passu (Non-Trust), Interest Rate (%), Accrual Type, First Payment Date, First P&I Payment Date, Term, Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and the CutOff Date. This procedure was performed only for those Mortgage Loans that are pari passu.

With respect to Characteristic 54, we recomputed the Aggregate Cut-Off Date Balance Pari Passu (Trust+Non-Trust) as the sum of the (i) Cut-off Date Balance Pari Passu (Trust) and (ii) Cut-off Date Balance Pari Passu (Non-Trust). This procedure was performed only for those Mortgage Loans that are pari passu.

With respect to Characteristic 55, we recomputed the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) using the Aggregate Original Balance Pari Passu (Trust+Non-Trust), Interest Rate (%), Accrual Type, First Payment Date, First P&I Payment Date, Term, Maturity/ARD Date and Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service. This procedure was performed only for those Mortgage Loans that are pari passu.

With respect to Characteristic 56, we recomputed the Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) by subtracting the (i) Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) from (ii) either the (a) Monthly Debt Service (IO) for interest-only Mortgage Loans, or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. This procedure was performed only for those Mortgage Loans that are pari passu.

With respect to Characteristic 58, we recomputed the Aggregate Pari Passu Annual Debt Service by multiplying (i) the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) by (ii) twelve. This procedure was performed only for those Mortgage Loans that are pari passu.

With respect to Characteristic 64, we recomputed the Subordinate Companion Loan Cut-off Date Balance ($) using the subordinate companion loan first payment date, subordinate companion loan term, subordinate companion loan monthly debt service, subordinate companion loan IO term and subordinate companion loan interest accrual method (each as set forth on or derived from the

Subordinate Loan Documents), Subordinate Companion Loan Original Balance ($), Subordinate Companion Loan Interest Rate and the Cutoff Date. This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any. With respect to partial interest-only subordinate companion loans determined to be non-amortizing as of the CutOff Date and full term interest-only subordinate companion loans (if any), the Subordinate Companion Loan Cut-off Date Balance ($) was set to equal the Subordinate Companion Loan Original Balance ($).

With respect to Characteristic 65, we recomputed the Subordinate Debt Balloon Balance using the subordinate companion loan first payment date, subordinate companion loan term, subordinate companion loan monthly debt service, subordinate companion loan IO term, subordinate companion loan interest accrual method and subordinate companion loan maturity date (each as set forth on or derived from the Subordinate Loan Documents), Subordinate Companion Loan Original Balance ($) and the Subordinate Companion Loan Interest Rate. This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any. With respect to full term interest-only subordinate companion loans (if any), the Subordinate Debt Balloon Balance was set to equal the Subordinate Companion Loan Original Balance ($).

With respect to Characteristic 67, we recomputed the Subordinate Debt Loan Annual Payment by multiplying the (i) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate Loan Documents) by (ii) twelve. This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.

With respect to Characteristic 68, we recomputed the Whole Loan Original Balance ($) as the sum of the (i) Original Balance, (ii) Original Balance Pari Passu (Non-Trust) and (iii) Subordinate Companion Loan Original Balance ($), as applicable. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 69, we recomputed the Whole Loan Cut-off Date Balance ($) as the sum of the (i) Cutoff Balance, (ii) Cut-off Date Balance Pari Passu (Non-Trust) and (iii) Subordinate Companion Loan Cut-off Date Balance ($), as applicable. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 70, we recomputed the Whole Loan Maturity Date Balance ($) as the sum of the (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Subordinate Debt Balloon Balance, as applicable. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 71, we recomputed the Whole Loan Interest Rate as the weighted average of the (i) Interest Rate (%) and (ii) Subordinate Companion Loan Interest Rate. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 72, we recomputed the Whole Loan Monthly Debt Service ($) as the sum of the (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loans or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans and (ii) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate

Loan Documents). With respect to any Mortgage Loan that is pari passu, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 73, we recomputed the Whole Loan Cut-off Date LTV Ratio (%) by dividing the (i) Whole Loan Cut-off Date Balance ($) by (ii) Appraised Value. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 74, we recomputed the Whole Loan Underwritten NCF DSCR (x) by dividing the (i) UW NCF by (ii) the product of (a) the Whole Loan Monthly Debt Service ($) and (b) twelve. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 75, we recomputed the Whole Loan Underwritten NOI Debt Yield (%) by dividing the (i) UW NOI by (ii) Whole Loan Cut-off Date Balance ($). This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.

With respect to Characteristic 77, we recomputed the Mezzanine Debt Cut-off Date Balance($) using the mezzanine debt term, mezzanine debt IO term, mezzanine debt first payment date and mezzanine debt interest accrual method (as set forth on or derived from the Mezzanine Loan Documents), Mezzanine Debt Original Balance($), Mezzanine Debt Interest Rate (%), Mezzanine Monthly Debt Service and the CutOff Date. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 78, we recomputed the Mezzanine Debt Balloon Balance using the mezzanine debt term, mezzanine debt IO term, mezzanine debt first payment date, mezzanine debt interest accrual method and mezzanine debt maturity date (each as set forth on or derived from the Mezzanine Loan Documents), Mezzanine Debt Original Balance($), Mezzanine Debt Interest Rate (%) and Mezzanine Monthly Debt Service. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 81, we recomputed the Total Original Debt Balance (Pari + B-note + Mezz) as the sum of the (i) Mezzanine Debt Original Balance and (ii) (a) Whole Loan Original Balance ($) for those Mortgage Loans that are pari passu or have subordinate mortgage debt or (b) Original Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 82, we recomputed the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) as the sum of the (i) Mezzanine Debt Cut-off Date Balance($) and (ii) (a) Whole Loan Cut-off Date Balance ($) for those Mortgage Loans that are pari passu or have subordinate mortgage debt or (b) Cutoff Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 83, we recomputed the Total Debt Maturity Balance (Pari + B-note + Mezz) as the sum of the (i) Mezzanine Debt Balloon Balance and (ii) (a) Whole Loan Maturity Date Balance ($) for those Mortgage Loans that are pari passu or have subordinate mortgage debt or (b) Maturity Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 84, we recomputed the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service as the product of (i) the Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service and (ii) twelve. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 85, we recomputed the Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service as the sum of the (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loans or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans, (ii) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate Loan Documents) and (iii) Mezzanine Monthly Debt Service. With respect to any Mortgage Loan that is pari passu, we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 86, we recomputed the Total Debt Cut-off Date LTV Ratio (%) by dividing the (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) by (ii) Appraised Value. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 87, we recomputed the Total Debt Underwritten NCF DSCR (x) by dividing the (i) UW NCF by (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service. This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 88, we recomputed the Total Debt Underwritten NOI Debt Yield (%) dividing the (i) UW NOI by (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz). This procedure was performed only for those Mortgage Loans with mezzanine debt.

With respect to Characteristic 90, we recomputed the Original Loan/Unit by dividing the (i) Original Balance by (ii) Total SF/Units. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Total SF/Units for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the original principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 91, we recomputed the Cutoff Balance using the Original Balance, Interest Rate (%), Accrual Type, First Payment Date, First P&I Payment Date, Term, Monthly Debt Service (P&I) and the CutOff Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the CutOff Date and full term interest-only Mortgage Loans (if any), the Cutoff Balance was set to equal the Original Balance.

With respect to Characteristic 92, we recomputed the Cutoff Balance/Unit by dividing the (i) Cutoff Balance by (ii) Total SF/Units. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Total SF/Units for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 93, we recomputed the Maturity Balance using the Original Balance, Interest Rate (%), Accrual Type, First Payment Date, First P&I Payment Date, Term, Monthly Debt Service (P&I) and the Maturity/ARD Date. With respect to full term interest-only Mortgage Loans (if any), the Maturity Balance was set to equal the Original Balance.

With respect to Characteristic 94, we recomputed the Maturity Balance per Unit by dividing the (i) Maturity Balance by (ii) Total SF/Units. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Total SF/Units for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Maturity Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 102, we recomputed the Annual Debt Service (P&I) by multiplying (i) the Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 103. We recomputed the Annual Debt Service (IO) by multiplying (i) the Monthly Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 105, we recomputed the Monthly Debt Service (IO) by dividing (i) the product of (a) the Cutoff Balance, (b) the Interest Rate (%) and (c) for those Mortgage Loans whose Accrual Type is “Actual/360”, a fraction equal to 365/360 by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 106, we recomputed the I/O Period by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 107, we recomputed the Rem. I/O Period by subtracting the (i) Seasoning from (ii) I/O Period (but to an amount not less than zero). This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 108, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 109, we recomputed the Rem. Term by subtracting the (i) Seasoning from (ii) Term.

With respect to Characteristic 110, we recomputed the Amort. Term using the Original Balance, Monthly Debt Service (P&I) and Interest Rate (%). This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 111, we recomputed the Rem. Amort. by subtracting the (i) Seasoning from (ii) Amort. Term. With respect to partial interest-only, then amortizing Mortgage Loans, the procedure indicated herein reduces the Seasoning as of the CutOff Date by the I/O Period (but to an amount not less than zero). This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 112, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the CutOff Date.

With respect to Characteristic 189, we recomputed the Cutoff LTV (%) by dividing the (i) Cutoff Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 190, we recomputed the Maturity LTV (%) by dividing the (i) Maturity Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Maturity Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 191, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by the (ii) (a) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (b) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 192, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by the (ii) (a) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (b) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 193, we recomputed the Underwritten NOI Debt Yield by dividing the (i) UW NOI by the (ii) Cutoff Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 194, we recomputed the Underwritten NCF Debt Yield by dividing the (i) UW NCF by the (ii) Cutoff Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 195, we recomputed the Total Debt NOI DSCR by dividing the (i) UW NOI by (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt, if any.

With respect to Characteristic 196, we recomputed the Total Debt NCF DY by dividing the (i) UW NCF by (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt, if any.

With respect to Characteristic 197, we recomputed the Total Debt MAT_LTV by dividing the (i) Total Debt Maturity Balance (Pari + B-note + Mezz) by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Value for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt, if any.

With respect to Characteristic 198, we recomputed the Total Debt Per Unit by dividing the (i) Total Original Debt Balance (Pari + B-note + Mezz) by (ii) Total SF/Units. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Total SF/Units for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt, if any.

With respect to Characteristic 204, we recomputed the Largest Tenant % of NRA by dividing the (i) Unit Size by (ii) Total SF/Units. With respect to the Mortgage Loans identified on the Data File as “91 Crosby Street” and “Lenox Hill Mixed Use,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with 3,150 Total SF/Units, and 1,894 Total SF/Units, respectively. This procedure was only performed for those Mortgage Loans with a Unit Size greater than zero.

With respect to Characteristic 209, we recomputed the 2nd Largest Tenant % of NRA by dividing the (i) 2nd Largest Tenant Unit Size by (ii) Total SF/Units. This procedure was only performed for those Mortgage Loans with a 2nd Largest Tenant Unit Size greater than zero.

With respect to Characteristic 214, we recomputed the 3rd Largest Tenant % of NRA by dividing the (i) 3rd Largest Tenant Unit Size by (ii) Total SF/Units. This procedure was only performed for those Mortgage Loans with a 3rd Largest Tenant Unit Size greater than zero.

With respect to Characteristic 218, we recomputed the 4th Largest Tenant % of NRA by dividing the (i) 4th Largest Tenant Unit Size by (ii) Total SF/Units. This procedure was only performed for those Mortgage Loans with a 4th Largest Tenant Unit Size greater than zero.

With respect to Characteristic 222, we recomputed the 5th Largest Tenant % of NRA by dividing the (i) 5th Largest Tenant Unit Size by (ii) Total SF/Units. This procedure was only performed for those Mortgage Loans with a 5th Largest Tenant Unit Size greater than zero.

With respect to Characteristic 333, we recomputed the Admin. Fee as the sum of the (i) Servicer Fee, (ii) CREFC Fee, (iii) ARR Fee, (iv) Operating Advisor Fee, (v) Trustee & Paying Agent Fee and (vi) Certificate Administrator Fee.

With respect to Characteristic 334, we recomputed the Net Mortgage Interest Rate by subtracting the Interest Rate (%) by the Admin. Fee.

With respect to Characteristic 418, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Accrual Type, Interest Rate (%) and the Payment Date in January 2024. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of January 2024 and full term interest-only Mortgage Loans (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 419, we recomputed the Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Interest Rate (%), (iii) the number of calendar days from and inclusive of the Payment Date in January 2024 to and exclusive of the CutOff Date (as stipulated by representatives of the Company) and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 420, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Loans determined to be amortizing as of the CutOff Date.

With respect to Characteristic 421, we recomputed the Periodic Principal and Interest Payment Securitization Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 422, we recomputed the Most Recent Debt Service Amount: for amortizing and partial interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (P&I) and (ii) twelve; and for full term interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (IO) and (ii) twelve. This procedure was only performed for those Mortgage Loans with Most Recent Revenues. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 423, we recomputed the Total Scheduled Principal Interest Due Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 424, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage by dividing the (i) Most Recent NOI by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NOI. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 425, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage by dividing the (i) Most Recent NCF by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NCF. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 427, we recomputed the Report Period End Actual Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Accrual Type, Interest Rate (%) and the CutOff Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the CutOff Date and full term interest-only Mortgage Loans (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 428, we set the Report Period End Scheduled Loan Balance Amount equal to the Report Period End Actual Balance Amount.

Appendix B

Unverifiable Characteristics

Mortgage Loan	Characteristic
Tysons Corner Center	Uses: Closing Costs ($)

Appendix C

Missing Source Documents

Mortgaged Loan / Mortgaged Properties	Missing Source Document
Stop & Shop – Fall River (Rodman), MA	Insurance Certificate